NOTE 11 – PREPAYMENTS AND OTHER ASSETS (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets

	As of December 31,
	2025	2024

Advances to suppliers	$3,347,251	$—
Deductible VAT	8,968	—
Deposits	27,203	1,114
Prepayments and other assets	$3,383,422	$1,114

	As of June 30, 2026	As of December 31, 2025

Advances to suppliers	$5,778,384	$3,347,251
Deductible VAT	9,239	8,968
Deposits	33,651	27,203
Prepayments and other assets	$5,821,274	$3,383,422